Property and Equipment (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Property, plant and equipment, gross, total	$ 3,925	$ 5,991
Less - accumulated depreciation	3,925	5,669
Property, plant and equipment, net, total	$ 0	322
Furniture and fixtures
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross, total	$ 2,925	2,925
Lab equipment
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross, total	$ 1,000	$ 3,066